Financial Statements - Balance sheets (Parenthetical) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Balance Sheet Parathetical Abstract
Of which subordinated liabilities at fair value	€ 0	€ 0
Of which: Subordinated liabilities at amortized cost	16,816	17,316
MEMORANDUM ITEM (OFF-BALANCE SHEET EXPOSURES)
Loan commitments given	118,387	94,268
Financial guarantees given	15,467	16,545
Contingent Commitments	€ 37,638	€ 45,738